Related party transactions - Major Related Party Transaction (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses allocated from/(to) related parties:
Corporate expenses allocated to RELX Inc.			¥ (11,973)
Sharebased compensation expenses allocated from RELX Inc.		¥ 474,132	929,098
Total	¥ 62,268	516,399	918,541
Related Party A
Expenses allocated from/(to) related parties:
Total			¥ 1,416
Related Party B
Expenses allocated from/(to) related parties:
Total	66,752	¥ 42,267
Relx Inc.
Expenses allocated from/(to) related parties:
Expenses allocated to related parties	(4,883)
Expenses allocated from related parties	¥ 399